Restricted Cash (Details) - Schedule of Restricted Cash ₨ in Millions, $ in Millions	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Restricted Cash and Cash Equivalents Items [Line Items]
Total Restricted cash	₨ 4,510	$ 59.5	₨ 5,051
Restricted cash — current	3,784	49.9	4,881	₨ 4,877
Restricted cash — non-current	726	9.6	170	₨ 848
Bank deposits [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Total Restricted cash	3,784	49.9	4,881
Term deposits [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Total Restricted cash	₨ 726	$ 9.6	₨ 170